Offerings	Jan. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $1.25 par value per Share
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

(3)	The debt securities issued under this registration statement may be senior and/or subordinated debt securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note

(1)
The amount being registered consists of up to $200,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants, purchase contracts and units.  The registrant will determine the proposed maximum offering price per unit from time to time in connection with the issuance of securities registered hereunder.  There is also being registered hereunder an indeterminate number and/or amount of securities registered hereunder as may be issued upon conversion, exchange, exercise, redemption or settlement, as the case may be, of any other securities registered hereunder that provide for such conversion, exchange, exercise, redemption or settlement.  Any securities registered hereunder may be offered separately or in combination with the other securities registered hereunder.

(2)
Estimated solely for purposes of determining the registration fee in accordance with Rule 457(o) of the rules and regulations of the Securities Act and based upon the maximum aggregate offering price of all securities being registered.